VIRTUS FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investments—92.5%
Money Market Mutual Fund—8.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(1)	9,952,907	$ 9,953
Total Money Market Mutual Fund (Identified Cost $9,953)		9,953

	Par Value
U.S. Government Securities—84.0%
U.S. Treasury Bills
0.000%, 1/5/23(2)	$ 22,500	22,495
0.000%, 1/19/23(2)	27,300	27,256
0.000%, 2/23/23(2)	18,700	18,588
0.000%, 3/23/23(2)	4,100	4,062
0.000%, 3/30/23(2)	2,700	2,672
0.000%, 4/20/23(2)	6,500	6,415
0.000%, 5/18/23(2)	14,500	14,255
0.000%, 6/22/23(2)	3,000	2,936
Total U.S. Government Securities (Identified Cost $98,732)		98,679

Total Short-Term Investments (Identified Cost $108,685)		108,632

TOTAL INVESTMENTS—92.5% (Identified Cost $108,685)		$108,632
Other assets and liabilities, net—7.5%		8,822
NET ASSETS—100.0%		$117,454
Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
ULSD	Ultra Low Sulfur Diesel

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Exchange-traded futures contracts as of December 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	January 2023	3	$208	$—	$(3)
HSCEI Futures	January 2023	2	87	—	—(1)
Crude Oil Future	February 2023	26	2,087	35	—
Gold Future	February 2023	11	2,009	22	—
Live Cattle Future	February 2023	7	442	4	—
Low Sulphur Gas Oil Future	February 2023	27	2,446	—	(86)
NY Harbor ULSD Future	February 2023	16	2,214	27	—
10 Year Australian Bond Future	March 2023	12	945	—	(49)
10 Year U.S. Ultra Future	March 2023	19	2,247	—	(65)
30 Year U.S. Treasury Bond Future	March 2023	18	2,256	—	(78)
Australian Dollar Future	March 2023	11	751	—	(1)
Corn Future	March 2023	4	136	—	—(1)
DAX Mini Future	March 2023	7	524	—	(5)
Euro Currency Future	March 2023	60	8,065	21	—
Euro Stoxx 50® Future	March 2023	50	2,026	—	(62)
FTSE 100 Index Future	March 2023	10	903	1	—
Japanese Yen Future	March 2023	79	7,611	25	—
KC HRW Wheat Future	March 2023	3	133	2	—
Mexican Peso Future	March 2023	12	304	—(1)	—
MSCI EAFE® Index Future	March 2023	4	390	—	(15)
MSCI Emerging Market Index Future	March 2023	11	528	—	(6)
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Nikkei 225 Mini Future	March 2023	15	$298	$—	$(19)
Silver Future	March 2023	16	1,923	123	—
Soybean Future	March 2023	16	1,219	28	—
Soybean Meal Future	March 2023	17	801	39	—
SPI 200 Future	March 2023	4	476	—	—(1)
Sugar #11 World Future	March 2023	9	202	—	(2)
TOPIX Index Future	March 2023	2	288	—	(7)
U.S. Ultra Bond Future	March 2023	12	1,612	—	(85)
Wheat Future	March 2023	5	198	—	(1)
Platinum Future	April 2023	3	162	7	—
				$334	$(484)
Short Contracts:
Mini HSI Index Future	January 2023	(9)	(230)	—	(3)
Gasoline RBOB Future	February 2023	(2)	(208)	—	(22)
Lean Hogs Future	February 2023	(3)	(105)	—	(4)
Natural Gas Future	February 2023	(39)	(1,745)	245	—
10 Year Canadian Bond Future	March 2023	(24)	(2,172)	11	—
10 Year Euro-Bund Future	March 2023	(119)	(16,933)	1,038	—
10 Year Japanese Bond Future	March 2023	(4)	(4,433)	61	—
10 Year U.K. Gilt Future	March 2023	(61)	(7,367)	409	—
10 Year U.S. Treasury Note Future	March 2023	(64)	(7,187)	42	—
2 Year U.S. Treasury Note Future	March 2023	(152)	(31,172)	—	(2)
30 Year Euro-Buxl Bond Future	March 2023	(16)	(2,316)	241	—
5 Year U.S. Treasury Note Future	March 2023	(114)	(12,304)	49	—
Brent Crude Future	March 2023	(1)	(86)	—	(4)
British Pound Future	March 2023	(12)	(906)	1	—
Canadian Dollar Future	March 2023	(50)	(3,696)	—	(21)
Coffee ’C’ Future	March 2023	(3)	(188)	—(1)	—
Copper Future	March 2023	(5)	(476)	—(1)	—
Cotton No.2 Future	March 2023	(3)	(125)	1	—
Dollar Index Future	March 2023	(10)	(1,033)	4	—
Euro-Bobl Future	March 2023	(228)	(28,250)	800	—
Euro-BTP Future	March 2023	(44)	(5,130)	160	—
Euro-OAT Future	March 2023	(37)	(5,042)	123	—
Euro-Schatz Future	March 2023	(272)	(30,694)	282	—
Nasdaq 100® E-Mini Future	March 2023	(17)	(3,748)	112	—
Red Wheat Future	March 2023	(1)	(47)	—	(1)
Russell 2000 E-Mini Future	March 2023	(6)	(531)	—	(3)
S&P 500® E-Mini Future	March 2023	(14)	(2,703)	—	(12)
Soybean Oil Future	March 2023	(4)	(154)	—	—(1)
Swiss Franc Future	March 2023	(2)	(273)	—	(1)
3-Month Bank Acceptance Future	June 2023	(8)	(1,403)	4	—
3-Month EURIBOR Future	June 2023	(66)	(17,029)	61	—
3-Month SOFR Future	June 2023	(85)	(20,196)	60	—
3-Month SONIA Index Future	June 2023	(21)	(6,052)	—	(32)
90-Day Bank Bill Future	June 2023	(5)	(3,371)	—	—(1)
3-Month Bank Acceptance Future	September 2023	(9)	(1,582)	4	—
3-Month EURIBOR Future	September 2023	(72)	(18,560)	95	—
3-Month SOFR Future	September 2023	(70)	(16,657)	57	—
3-Month SONIA Index Future	September 2023	(23)	(6,625)	—	(29)
90-Day Bank Bill Future	September 2023	(8)	(5,390)	—(1)	—
3-Month Bank Acceptance Future	December 2023	(8)	(1,411)	7	—
3-Month EURIBOR Future	December 2023	(74)	(19,089)	92	—
3-Month SOFR Future	December 2023	(60)	(14,321)	30	—
3-Month SONIA Index Future	December 2023	(20)	(5,765)	—	(24)
90-Day Bank Bill Future	December 2023	(9)	(6,063)	6	—
3-Month EURIBOR Future	March 2024	(70)	(18,085)	58	—
3-Month SOFR Future	March 2024	(53)	(12,702)	8	—
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month SONIA Index Future	March 2024	(17)	$(4,907)	$—	$(23)
3-Month EURIBOR Future	June 2024	(61)	(15,784)	34	—
3-Month SOFR Future	June 2024	(42)	(10,104)	—	(7)
3-Month SONIA Index Future	June 2024	(16)	(4,626)	—	(22)
3-Month EURIBOR Future	September 2024	(48)	(12,437)	29	—
3-Month SOFR Future	September 2024	(38)	(9,168)	—	(2)
3-Month SONIA Index Future	September 2024	(13)	(3,764)	—	(10)
3-Month EURIBOR Future	December 2024	(40)	(10,375)	20	—
3-Month SOFR Future	December 2024	(29)	(7,008)	16	—
3-Month SONIA Index Future	December 2024	(13)	(3,768)	—	(16)
3-Month EURIBOR Future	March 2025	(28)	(7,266)	19	—
3-Month SOFR Future	March 2025	(28)	(6,772)	15	—
3-Month SONIA Index Future	March 2025	(8)	(2,320)	—	(6)
3-Month EURIBOR Future	June 2025	(20)	(5,192)	14	—
3-Month SOFR Future	June 2025	(25)	(6,049)	10	—
3-Month SONIA Index Future	June 2025	(7)	(2,031)	—	(5)
3-Month EURIBOR Future	September 2025	(18)	(4,674)	11	—
3-Month SOFR Future	September 2025	(20)	(4,841)	7	—
3-Month SONIA Index Future	September 2025	(6)	(1,742)	—	(8)
3-Month EURIBOR Future	December 2025	(19)	(4,934)	12	—
3-Month SOFR Future	December 2025	(8)	(1,936)	2	—
3-Month SONIA Index Future	December 2025	(4)	(1,162)	2	—
3-Month EURIBOR Future	March 2026	(12)	(3,116)	9	—
3-Month SOFR Future	March 2026	(4)	(968)	—(1)	—
3-Month SONIA Index Future	March 2026	(2)	(581)	—(1)	—
				4,261	(257)
Total				$4,595	$(741)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$98,679	$—	$98,679
Money Market Mutual Fund	9,953	9,953	—
Other Financial Instruments:
Futures Contracts	4,595	4,595	—
Total Assets	113,227	14,548	98,679
Liabilities:
Other Financial Instruments:
Futures Contracts	(741)	(741)	—
Total Liabilities	(741)	(741)	—
Total Investments	$112,486	$13,807	$98,679
There were no securities valued using  significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS FORT TREND FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS(Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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